Emerge EMPWR Sustainable Dividend Equity ETF
Schedule of Investments
April 30, 2023 (Unaudited)
1
Shares Value
Common Stocks – 98.5%
Communication Services – 6.1%
AT&T, Inc. ................................................................... 2,510 $ 44,352
Verizon Communications, Inc. ................................................... 1,274 49,469
93,821
Consumer Discretionary – 6.9%
Ford Motor Co. ............................................................... 4,193 49,813
McDonald's Corp. ............................................................. 189 55,897
105,710
Consumer Staples – 6.4%
Coca-Cola Co. (The) ........................................................... 809 51,897
Target Corp. .................................................................. 288 45,432
97,329
Energy – 8.1%
Chevron Corp. ................................................................ 377 63,555
Valero Energy Corp. ........................................................... 524 60,087
123,642
Financials – 14.7%
Bank of America Corp. ......................................................... 1,565 45,823
Citizens Financial Group, Inc. .................................................... 1,455 45,018
JPMorgan Chase & Co. ........................................................ 362 50,043
Prudential Financial, Inc. ........................................................ 482 41,934
US Bancorp .................................................................. 1,221 41,856
224,674
Health Care – 18.2%
CVS Health Corp. ............................................................. 620 45,452
Johnson & Johnson ............................................................ 266 43,544
Medtronic PLC ............................................................... 576 52,387
Merck & Co., Inc. .............................................................. 425 49,075
Organon & Co. ............................................................... 1,776 43,743
Pfizer, Inc. ................................................................... 1,116 43,402
277,603
Industrials – 8.1%
Caterpillar, Inc. ............................................................... 282 61,702
Cummins, Inc. ................................................................ 264 62,050
123,752
Information Technology – 18.5%
Broadcom, Inc. ............................................................... 74 46,361
Cisco Systems, Inc. ............................................................ 1,088 51,408
International Business Machines Corp. ............................................ 348 43,991
Juniper Networks, Inc. .......................................................... 1,541 46,461
Oracle Corp. ................................................................. 495 46,886
Texas Instruments, Inc. ......................................................... 281 46,983
282,090
Materials – 8.0%
Air Products and Chemicals, Inc. ................................................. 224 65,937
LyondellBasell Industries NV, Class A .............................................. 599 56,671
122,608
Utilities – 3.5%
NextEra Energy, Inc. ........................................................... 707 54,177
Total Common Stocks (Cost $1,500,221) ......................................................... 1,505,406

Emerge EMPWR Sustainable Dividend Equity ETF
Schedule of Investments
(Continued)
April 30, 2023 (Unaudited)
2
Value
Total Investments – 98.5%
(Cost $1,500,221) ........................................................................... $ 1,505,406
Other Assets in Excess of Liabilities – 1.5% ......................................................... 22,919
Net Assets – 100.0% .......................................................................... $ 1,528,325
Summary of Investment Type
Sector
% of Net
Assets
Information Technology ............................................................................ 18.5%
Health Care ..................................................................................... 18.2%
Financials ...................................................................................... 14.7%
Industrials ...................................................................................... 8.1%
Energy ......................................................................................... 8.1%
Materials ....................................................................................... 8.0%
Consumer Discretionary ........................................................................... 6.9%
Consumer Staples ................................................................................ 6.4%
Communication Services .......................................................................... 6.1%
Utilities ......................................................................................... 3.5%
Total Investments ................................................................................ 98.5%
Other Assets in Excess of Liabilities .................................................................. 1.5%
Net Assets ..................................................................................... 100.0%